CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014
Statement of Financial Position [Abstract]
Authorized share capital	1,000,000,000	1,000,000,000
Preference shares, par value	$ 1.00	$ 1.00
Preference shares, shares issued	0	0
Common shares, par	$ 1.00	$ 1.00	$ 1.00
Common shares, shares authorized		61,939,432	61,939,432
Common shares, shares issued	77,452,946	61,939,432	61,939,432
Common shares, shares outstanding	77,452,946	61,939,432	61,939,432